Intangible assets and goodwill - Summary Of Reconciliation Of Carrying Amount (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 916	$ 904
Amortization of intangible assets	25	17	$ 21
Ending balance	975	916	904
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,743	2,715
Additions	4	1
Internally developed	40	28
Acquisition through business combination	41
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)
Ending balance	2,827	2,743	2,715
Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,827	1,811
Disposals/Write-off/Derecognition		(1)
Amortization of intangible assets	25	17
Ending balance	1,852	1,827	1,811
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	807	807
Ending balance	845	807	807
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	875	875
Additions	0	0
Internally developed	0	0
Acquisition through business combination	38
Disposals/Write-off/Derecognition	0	0
Effects of movements in exchange rates	0	0
Ending balance	913	875	875
Goodwill | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	68	68
Disposals/Write-off/Derecognition	0	0
Amortization of intangible assets	0	0
Effects of movements in exchange rates	0	0
Ending balance	68	68	68
Trademark
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	59	64
Ending balance	54	59	64
Trademark | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	69	69
Additions	0	0
Internally developed	0	0
Acquisition through business combination	1
Disposals/Write-off/Derecognition	0	0
Effects of movements in exchange rates	0	0
Ending balance	70	69	69
Trademark | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10	5
Disposals/Write-off/Derecognition	0	0
Amortization of intangible assets	6	5
Effects of movements in exchange rates	0	0
Ending balance	16	10	5
Non-compete agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0
Ending balance	0	0	0
Non-compete agreement | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Additions	0	0
Internally developed	0	0
Acquisition through business combination	0
Disposals/Write-off/Derecognition	0	0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Non-compete agreement | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,644	1,644
Disposals/Write-off/Derecognition	0	0
Amortization of intangible assets	0	0
Effects of movements in exchange rates	0	0
Ending balance	1,644	1,644	1,644
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	50	33
Ending balance	76	50	33
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	155	127
Additions	4	1
Internally developed	40	28
Acquisition through business combination	2
Disposals/Write-off/Derecognition		(1)
Effects of movements in exchange rates	(1)
Ending balance	200	155	127
Other intangible assets | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	105	94
Disposals/Write-off/Derecognition		(1)
Amortization of intangible assets	19	12
Ending balance	$ 124	$ 105	$ 94